RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 55,728,106		$ 76,082,802
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	77,225,748		87,884,506
Impairment loss in investment in operating limited partnerships	(188,464,989)		(216,038,394)
Historic tax credits - cumulative	978,267		978,267
Less share of loss	(755,788)		(1,117,450)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	57,087,374		57,538,970
Investments in operating limited partnerships - as reported	1,798,718		5,328,701
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,258,685)		(2,870,528)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	878,598		3,054,043
Impairment loss in investment in operating limited partnerships	(409,509)		(1,333,677)
Historic tax credits - cumulative	570,617		570,617
Less share of loss	(62,488)		(90,622)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	281,467		670,167
Investments in operating limited partnerships - as reported	0		0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,905,152)		(1,734,996)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,591,698		2,584,152
Impairment loss in investment in operating limited partnerships	(118,301)		(118,301)
Historic tax credits - cumulative	0		0
Less share of loss	(221,074)		(221,074)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	(347,171)		(509,781)
Investments in operating limited partnerships - as reported	0		0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,832,001)		(2,216,485)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,689,653		1,708,122
Impairment loss in investment in operating limited partnerships	(1,289,080)		(1,618,823)
Historic tax credits - cumulative	223,537		223,537
Less share of loss	(15,621)		(25,824)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,223,512		1,929,473
Investments in operating limited partnerships - as reported	0		0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,497,353		656,490
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,281,140		2,436,164
Impairment loss in investment in operating limited partnerships	(5,298,843)		(6,353,837)
Historic tax credits - cumulative	0		0
Less share of loss	(10,974)		(54,934)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	2,531,324		3,316,117
Investments in operating limited partnerships - as reported	0		0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(821,383)		(911,837)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,941,970		2,148,403
Impairment loss in investment in operating limited partnerships	(1,151,381)		(1,636,215)
Historic tax credits - cumulative	0		0
Less share of loss	(841)		(841)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	31,635		400,490
Investments in operating limited partnerships - as reported	0		0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(60,435)		1,280,497
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	273,564		467,648
Impairment loss in investment in operating limited partnerships	(1,345,945)		(3,245,521)
Historic tax credits - cumulative	0		0
Less share of loss	(31,239)		(31,239)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,164,055		1,528,615
Investments in operating limited partnerships - as reported	0		0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,205,435)		(3,510,773)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,399,020		5,296,972
Impairment loss in investment in operating limited partnerships	(1,883,225)		(4,338,427)
Historic tax credits - cumulative	0		0
Less share of loss	(57,289)		(114,788)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	2,746,929		2,667,016
Investments in operating limited partnerships - as reported	0		0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,656,389)		(1,806,555)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,526,506		1,965,626
Impairment loss in investment in operating limited partnerships	(4,004,265)		(4,558,902)
Historic tax credits - cumulative	0		0
Less share of loss	(195,417)		(204,661)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	4,329,565		4,604,492
Investments in operating limited partnerships - as reported	0		0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	318,909		8,721,367
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,269,083		4,221,023
Impairment loss in investment in operating limited partnerships	(4,790,458)		(16,476,882)
Historic tax credits - cumulative	0		0
Less share of loss	(64,727)		(79,180)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,267,193		3,613,672
Investments in operating limited partnerships - as reported	0		0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(914,109)		(3,533,205)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,695,617		7,179,789
Impairment loss in investment in operating limited partnerships	(5,661,234)		(5,875,856)
Historic tax credits - cumulative	0		0
Less share of loss	(39,537)		(204,728)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,919,263		2,434,000
Investments in operating limited partnerships - as reported	0		0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	526,482		1,088,370
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,524,000		3,318,142
Impairment loss in investment in operating limited partnerships	(4,610,342)		(6,613,997)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,559,860		2,207,485
Investments in operating limited partnerships - as reported	0		0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,844,166)		(75,435)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,913,882		7,965,109
Impairment loss in investment in operating limited partnerships	(9,196,909)		(11,182,057)
Historic tax credits - cumulative	0		0
Less share of loss	(56,581)		(89,559)
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	8,183,774		3,381,942
Investments in operating limited partnerships - as reported	0		0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,667,100		6,429,738
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,152,320		6,317,426
Impairment loss in investment in operating limited partnerships	(13,359,327)		(14,763,087)
Historic tax credits - cumulative	184,113		184,113
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,355,794		1,831,810
Investments in operating limited partnerships - as reported	0		0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,976,255		4,589,822
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,003,965		2,659,844
Impairment loss in investment in operating limited partnerships	(7,924,274)		(9,162,728)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,944,054		1,913,062
Investments in operating limited partnerships - as reported	0		0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,329,494		3,558,773
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,231,532		5,821,899
Impairment loss in investment in operating limited partnerships	(8,069,371)		(10,625,803)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	4,508,345		1,245,131
Investments in operating limited partnerships - as reported	0		0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,492,380		4,244,912
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,920,392		3,511,421
Impairment loss in investment in operating limited partnerships	(9,244,266)		(11,273,719)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,831,494	$ (2,252,067)	3,517,386
Investments in operating limited partnerships - as reported	0		0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,631,292		4,233,303
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,224,599		1,659,966
Impairment loss in investment in operating limited partnerships	(7,264,883)		(7,246,265)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,408,992	$ 120,529	1,352,996
Investments in operating limited partnerships - as reported	0		0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,183,098		2,065,352
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,493,889		6,441,485
Impairment loss in investment in operating limited partnerships	(7,792,558)		(7,792,558)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	115,571		(714,279)
Investments in operating limited partnerships - as reported	0		0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,783,115		6,284,314
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,030,703		3,627,297
Impairment loss in investment in operating limited partnerships	(10,557,104)		(10,527,541)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	743,286		615,930
Investments in operating limited partnerships - as reported	0		0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,215,944		4,738,394
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,373,718		3,876,967
Impairment loss in investment in operating limited partnerships	(7,444,160)		(7,438,510)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	(1,145,502)		(1,176,851)
Investments in operating limited partnerships - as reported	0		0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,586,470		7,248,337
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,158,206		1,365,798
Impairment loss in investment in operating limited partnerships	(10,641,244)		(10,639,800)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	1,896,568		2,025,665
Investments in operating limited partnerships - as reported	0		0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	455,172		768,256
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,647,711		2,219,955
Impairment loss in investment in operating limited partnerships	(7,024,673)		(7,005,127)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	3,921,790		4,016,916
Investments in operating limited partnerships - as reported	0		0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,161,301		5,533,010
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,985,744		2,319,513
Impairment loss in investment in operating limited partnerships	(10,714,201)		(10,428,111)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	2,567,156		2,575,588
Investments in operating limited partnerships - as reported	0		0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	7,950,660		7,665,048
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,046,309		2,380,028
Impairment loss in investment in operating limited partnerships	(13,508,694)		(13,050,566)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	2,511,725		3,183,820
Investments in operating limited partnerships - as reported	0		178,330
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	366,227		1,396,639
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,768,065		3,122,647
Impairment loss in investment in operating limited partnerships	(6,482,162)		(6,453,489)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	2,347,870		1,934,203
Investments in operating limited partnerships - as reported	0		0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	12,261,848		12,010,027
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	868,202		194,482
Impairment loss in investment in operating limited partnerships	(15,650,905)		(14,657,544)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	3,358,960		4,457,527
Investments in operating limited partnerships - as reported	838,105		2,004,492
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	8,822,761		10,229,967
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	335,662		20,585
Impairment loss in investment in operating limited partnerships	(13,027,675)		(11,621,051)
Historic tax credits - cumulative	0		0
Less share of loss	0		0
Operating limited partnership impairment loss not recognized for tax purposes	0		0
Other	4,829,865		4,516,378
Investments in operating limited partnerships - as reported	$ 960,613		$ 3,145,879